Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 17, 2008
Details
Promissory note for payment of stock, related party			$ 2,486,850
Promissory note for payment of stock, related party (receivable balance)		2,632,192
Promissory note for payment of stock, related party (shares)	877,364
Amount borrowed, related party (director)	$ 1,605,000